Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	$ 7,234,088	$ 3,577,276
Increases	4,520,836	6,871,516
Provisions reversals	(675,173)
Provisions used	(3,070,743)	(3,214,704)
Inflation adjustment	(1,981,407)
PROVISIONS	6,027,601	7,234,088
Other provisions [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	3,310,543	2,826,834
Increases	1,124,419	3,200,103
Provisions reversals	(28,587)
Provisions used	(742,649)	(2,716,394)
Inflation adjustment	(1,029,881)
PROVISIONS	2,633,845	3,310,543
Provision for Commercial Claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,605,366	2,251,611
Increases	750,096	2,648,272
Provisions used	(630,636)	(2,294,517)
Inflation adjustment	(766,894)
PROVISIONS	1,957,932	2,605,366
Provisions labor-related [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	278,001	354,470
Increases	139,933	175,162
Provisions used	(72,920)	(251,631)
Inflation adjustment	(94,110)
PROVISIONS	250,904	278,001
Provisions tax claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	143,757	146,001
Increases	119,771	92,895
Provisions used	(26,773)	(95,139)
Inflation adjustment	(53,804)
PROVISIONS	182,951	143,757
Others [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	283,419	74,752
Increases	114,619	283,774
Provisions reversals	(28,587)
Provisions used	(12,320)	(75,107)
Inflation adjustment	(115,073)
PROVISIONS	242,058	283,419
Provisions for reorganization [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,690,285
Increases	2,858,723	3,188,547
Provisions reversals	(646,586)
Provisions used	(2,328,094)	(498,262)
Inflation adjustment	(545,166)
PROVISIONS	2,029,162	2,690,285
Financial guarantees and loan commitments [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	1,233,260	750,442
Increases	537,694	482,866
Provisions used		(48)
Inflation adjustment	(406,360)
PROVISIONS	$ 1,364,594	$ 1,233,260